Notes Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Schedule of notes receivable
	March 31, 2022	December 31, 2021
Principal amounts of notes receivable	$115,500	$220,000
Additional notes receivable	—	60,000
Collections on notes receivables	(20,000)	(164,500)
Less: allowance for doubtful accounts	(35,500)	(55,500)
Total Notes receivable, net	60,000	60,000
Less: notes receivable, net – current portion	—	—
Notes receivable – non-current	$60,000	$60,000

	December 31, 2021	December 31, 2020
Principal amounts of notes receivable at beginning of the year	$220,000	$250,000
Additional notes receivable in 2021	60,000	—
Collections on notes receivables	(148,500)	(30,000)
Less: allowance for doubtful accounts	(71,500)	(196,500)
Total Notes receivable, net	60,000	23,500
Less: notes receivable, net – current portion	—	(23,500)
Notes receivable – non-current	$60,000	$—